WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 4.1%
------------------------------------------------------------------------
     $  500        Mason PCR, (Appalachian Power),
                   6.85%, 6/1/22                             $   514,440
      1,130        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 518,116
------------------------------------------------------------------------
                                                             $ 1,032,556
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.7%
------------------------------------------------------------------------
     $2,500        Kanawha-Putnam, Single Family, (AMBAC),
                   Escrowed to Maturity, 0.00%, 12/1/16      $ 1,162,525
------------------------------------------------------------------------
                                                             $ 1,162,525
------------------------------------------------------------------------
General Obligations -- 1.0%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   243,290
------------------------------------------------------------------------
                                                             $   243,290
------------------------------------------------------------------------
Hospital -- 8.7%
------------------------------------------------------------------------
     $1,000        Berkeley Building Commission, (City
                   Hospital), 6.50%, 11/1/22                 $ 1,008,250
      1,000        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), 6.50%, 9/1/23                      1,166,650
------------------------------------------------------------------------
                                                             $ 2,174,900
------------------------------------------------------------------------
Industrial Development Revenue -- 11.1%
------------------------------------------------------------------------
     $1,000        Braxton County, (Weyerhaeuser), (AMT),
                   5.80%, 6/1/27(1)                          $ 1,013,600
        675        Jefferson, (Royal Venders), (AMT),
                   5.90%, 8/1/04                                 706,354
      1,000        Upshur Solid Waste, (TJI), (AMT),
                   7.00%, 7/15/25                              1,060,930
------------------------------------------------------------------------
                                                             $ 2,780,884
------------------------------------------------------------------------
Insured-Education -- 9.9%
------------------------------------------------------------------------
     $  455        West Virginia Higher Education Interim
                   Governing Board, (Marshall University),
                   (FGIC), 5.00%, 5/1/31                     $   443,657
        500        West Virginia State College System,
                   (AMBAC), 5.125%, 4/1/27                       499,925
      2,000        West Virginia University, (AMBAC),
                   0.00%, 4/1/31                                 408,980
        500        West Virginia University, (AMBAC),
                   5.75%, 4/1/16                                 526,305
        550        West Virginia University, (AMBAC),
                   6.00%, 4/1/12                                 586,448
------------------------------------------------------------------------
                                                             $ 2,465,315
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.1%
------------------------------------------------------------------------
     $  700        Marshall PCR, (Ohio Power), (MBIA),
                   5.45%, 7/1/14                             $   724,885
        250        Pleasant County PCR, (Potomac Edison),
                   (AMBAC), (AMT), 5.50%, 4/1/29                 253,815
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $1,000        Pleasant County PCR, (West
                   Pennsylvania), (AMBAC), (AMT),
                   5.50%, 4/1/29                             $ 1,016,630
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)      275,625
------------------------------------------------------------------------
                                                             $ 2,270,955
------------------------------------------------------------------------
Insured-General Obligations -- 4.7%
------------------------------------------------------------------------
     $1,000        West Virginia State Roads, (FGIC),
                   4.50%, 6/1/23                             $   912,600
        250        West Virginia, (FGIC), 5.75%, 11/1/21         263,277
------------------------------------------------------------------------
                                                             $ 1,175,877
------------------------------------------------------------------------
Insured-Hospital -- 16.2%
------------------------------------------------------------------------
     $  500        Randolph County Commission Health
                   System, (Davis Health System Inc.),
                   (FSA), 5.20%, 11/1/21                     $   503,325
      1,300        West Virginia Health Facilities
                   Authority, (Cabell Huntington Hospital),
                   (AMBAC), 6.25%, 1/1/19                      1,391,364
        850        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), (MBIA), 5.75%, 9/1/13                906,364
      1,200        West Virginia Health Facilities
                   Authority, (West Virginia University
                   Medical Corp.), (MBIA), 6.10%, 1/1/18       1,231,956
------------------------------------------------------------------------
                                                             $ 4,033,009
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates
of Participation -- 2.1%
------------------------------------------------------------------------
     $  500        West Virginia School Building Authority,
                   (AMBAC), 5.60%, 7/1/17                    $   527,835
------------------------------------------------------------------------
                                                             $   527,835
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $  500        Harrison County Building Commission,
                   (Maplewood Retirement), (AMBAC),
                   5.25%, 4/1/28                             $   501,220
------------------------------------------------------------------------
                                                             $   501,220
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.3%
------------------------------------------------------------------------
     $  400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)(3)                              $   399,288
        175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                     174,533
------------------------------------------------------------------------
                                                             $   573,821
------------------------------------------------------------------------
Insured-Transportation -- 3.7%
------------------------------------------------------------------------
     $1,000        West Virginia Parkways, Economic
                   Development and Tourism Authority,
                   (FGIC), 0.00%, 5/15/04                    $   925,140
------------------------------------------------------------------------
                                                             $   925,140
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 18.2%
------------------------------------------------------------------------
     $  250        Berkeley Public Service District Sewer,
                   (MBIA), 5.75%, 10/1/25                    $   261,045
        500        Crab Orchard - MacArthur Public Service
                   District Sewer System, (AMBAC),
                   5.50%, 10/1/25                                510,920
      1,000        Fairmont Waterworks, (AMBAC),
                   4.50%, 7/1/24                                 905,310
        500        Martinsburg Water and Sewer, (MBIA),
                   5.00%, 9/1/31                                 483,780
      1,000        Parkersburg Waterworks and Sewer, (FSA),
                   5.80%, 9/1/19                               1,055,570
        750        West Virginia Water Development, (Loan
                   Program II), (FSA), 6.00%, 11/1/14            823,170
        500        West Virginia Water Development, (Loan
                   Program III), (AMBAC), (AMT),
                   5.65%, 7/1/40                                 515,985
------------------------------------------------------------------------
                                                             $ 4,555,780
------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
     $  300        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/27(3)(4)    $   319,434
------------------------------------------------------------------------
                                                             $   319,434
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.1%
   (identified cost $23,376,829)                             $24,742,541
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                       $   233,942
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $24,976,483
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 73.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 10.3% to 37.9% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $214,304,721        $252,836,313          $178,177,044             $15,463,581
   Unrealized appreciation            28,774,547          19,177,252            12,104,384               1,047,791
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $243,079,268        $272,013,565          $190,281,428             $16,511,372
-----------------------------------------------------------------------------------------------------------------------
Cash                                $  1,893,155        $        101          $  4,259,438             $   249,326
Receivable for investments
   sold                                       --                  --                    --                  15,406
Interest receivable                    3,178,967           5,273,588             2,608,963                 276,990
Prepaid expenses                           1,437               1,708                 1,088                      98
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $248,152,827        $277,288,962          $197,150,917             $17,053,192
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $         --        $  2,752,101          $         --             $        --
Payable for daily variation
   margin on open financial
   futures contracts                      22,500              26,250                29,562                   1,500
Demand note payable                           --           1,500,000                    --                      --
Payable for open swap
   contracts                                  --                  --                77,778                      --
Accrued expenses                          74,759              39,096                47,030                  20,614
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     97,259        $  4,317,447          $    154,370             $    22,114
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $248,055,568        $272,971,515          $196,996,547             $17,031,078
-----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $219,344,797        $253,868,488          $184,961,834             $15,987,510
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   28,710,771          19,103,027            12,034,713               1,043,568
-----------------------------------------------------------------------------------------------------------------------
TOTAL                               $248,055,568        $272,971,515          $196,996,547             $17,031,078
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $302,592,276      $176,160,796        $41,200,720              $23,376,829
   Unrealized appreciation           32,498,661         3,132,051          2,467,252                1,365,712
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $335,090,937      $179,292,847        $43,667,972              $24,742,541
-------------------------------------------------------------------------------------------------------------------
Cash                               $     18,533      $    839,188        $   919,489              $    95,930
Receivable for investments
   sold                                      --                --             30,000                       --
Interest receivable                   6,298,688         2,985,667            786,873                  361,154
Prepaid expenses                          2,057             1,141                220                      146
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $341,410,215      $183,118,843        $45,404,554              $25,199,771
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     14,062      $     11,813        $     3,125              $     1,875
Demand note payable                   2,400,000                --                 --                  200,000
Payable for open swap
   contracts                             58,958                --              9,826                       --
Accrued expenses                         86,731            48,322             25,329                   21,413
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  2,559,751      $     60,135        $    38,280              $   223,288
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $338,850,464      $183,058,708        $45,366,274              $24,976,483
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $306,430,546      $179,943,277        $42,896,469              $23,602,968
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  32,419,918         3,115,431          2,469,805                1,373,515
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $338,850,464      $183,058,708        $45,366,274              $24,976,483
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------
Interest                                 $14,281,088          $17,169,768           $11,098,138             $  925,235
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $14,281,088          $17,169,768           $11,098,138             $  925,235
----------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $ 1,168,268          $ 1,254,519           $   798,094             $   25,459
Trustees fees and expenses                    16,328               18,613                13,746                    204
Legal and accounting services                 44,467               45,740                28,902                 19,016
Custodian fee                                149,485              168,209               115,834                 17,480
Miscellaneous                                 23,180               22,147                10,124                  6,115
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $ 1,401,728          $ 1,509,228           $   966,700             $   68,274
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    73,991          $   168,209           $    70,178             $    7,610
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    73,991          $   168,209           $    70,178             $    7,610
----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $ 1,327,737          $ 1,341,019           $   896,522             $   60,664
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $12,953,351          $15,828,749           $10,201,616             $  864,571
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (492,887)         $(4,109,559)          $   309,568             $   59,640
   Financial futures contracts              (669,820)            (649,105)           (1,271,204)               (34,605)
   Interest rate swap contracts                   --                   --               (91,468)                    --
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $(1,162,707)         $(4,758,664)          $(1,053,104)            $   25,035
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $15,433,507          $20,715,849           $11,635,270             $  711,948
   Financial futures contracts               (63,776)             (74,225)               35,623                 (4,223)
   Interest rate swap contracts                   --                   --               (77,778)                    --
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $15,369,731          $20,641,624           $11,593,115             $  707,725
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN         $14,207,024          $15,882,960           $10,540,011             $  732,760
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $27,160,375          $31,711,709           $20,741,627             $1,597,331
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                      NEW YORK PORTFOLIO   OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO   WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------
Interest                                 $19,315,528        $11,674,945           $2,352,591               $1,418,363
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $19,315,528        $11,674,945           $2,352,591               $1,418,363
----------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $ 1,505,815        $   800,046           $  101,514               $   46,818
Trustees fees and expenses                    21,407             12,174                2,120                      190
Legal and accounting services                 64,608             31,961               21,089                   24,650
Custodian fee                                172,280            103,623               33,725                   19,760
Miscellaneous                                 44,496             22,846                7,337                    5,749
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $ 1,808,606        $   970,650           $  165,785               $   97,167
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $        --        $    14,719           $   22,609               $   10,035
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $        --        $    14,719           $   22,609               $   10,035
----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $ 1,808,606        $   955,931           $  143,176               $   87,132
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $17,506,922        $10,719,014           $2,209,415               $1,331,231
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $ 2,100,982        $(1,196,718)          $  147,519               $ (177,900)
   Financial futures contracts                39,355           (128,296)            (139,069)                 (83,441)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $ 2,140,337        $(1,325,014)          $    8,450               $ (261,341)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $21,222,916        $ 5,917,885           $2,499,320               $1,441,277
   Financial futures contracts               (19,786)           (16,620)              12,379                    7,803
   Interest rate swap contracts              (58,958)                --               (9,826)                      --
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $21,144,172        $ 5,901,265           $2,501,873               $1,449,080
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN         $23,284,509        $ 4,576,251           $2,510,323               $1,187,739
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $40,791,431        $15,295,265           $4,719,738               $2,518,970
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

  INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
  --------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 12,953,351        $ 15,828,749          $ 10,201,616             $   864,571
     Net realized gain (loss)              (1,162,707)         (4,758,664)           (1,053,104)                 25,035
     Net change in unrealized
        appreciation (depreciation)        15,369,731          20,641,624            11,593,115                 707,725
  --------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 27,160,375        $ 31,711,709          $ 20,741,627             $ 1,597,331
  --------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 24,493,353        $ 17,676,816          $ 28,513,787             $ 1,919,575
     Withdrawals                          (42,418,330)        (54,273,933)          (29,419,141)             (2,312,759)
  --------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(17,924,977)       $(36,597,117)         $   (905,354)            $  (393,184)
  --------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                              $  9,235,398        $ (4,885,408)         $ 19,836,273             $ 1,204,147
  --------------------------------------------------------------------------------------------------------------------------

  Net Assets
  --------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $238,820,170        $277,856,923          $177,160,274             $15,826,931
  --------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $248,055,568        $272,971,515          $196,996,547             $17,031,078
  --------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

  INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 17,506,922      $ 10,719,014        $  2,209,415             $ 1,331,231
     Net realized gain (loss)              2,140,337        (1,325,014)              8,450                (261,341)
     Net change in unrealized
        appreciation (depreciation)       21,144,172         5,901,265           2,501,873               1,449,080
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 40,791,431      $ 15,295,265        $  4,719,738             $ 2,518,970
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 26,243,343      $ 11,869,893        $  8,388,370             $ 1,634,082
     Withdrawals                         (63,672,421)      (28,074,174)         (5,496,453)             (4,106,951)
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM CAPITAL
     TRANSACTIONS                       $(37,429,078)     $(16,204,281)       $  2,891,917             $(2,472,869)
  ----------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                             $  3,362,353      $   (909,016)       $  7,611,655             $    46,101
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                  $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $338,850,464      $183,058,708        $ 45,366,274             $24,976,483
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

  INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
  --------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 13,866,044        $ 17,322,506          $ 10,859,237             $   901,621
     Net realized gain (loss)                (543,110)           (857,050)              394,318                  (1,648)
     Net change in unrealized
        appreciation (depreciation)          (999,969)         (1,871,031)           (2,780,515)               (103,693)
  --------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 12,322,965        $ 14,594,425          $  8,473,040             $   796,280
  --------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 16,589,267        $ 19,982,661          $ 11,730,651             $   713,894
     Withdrawals                          (60,292,260)       (103,592,435)          (55,320,524)             (3,620,082)
  --------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(43,702,993)       $(83,609,774)         $(43,589,873)            $(2,906,188)
  --------------------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS             $(31,380,028)       $(69,015,349)         $(35,116,833)            $(2,109,908)
  --------------------------------------------------------------------------------------------------------------------------

  Net Assets
  --------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $270,200,198        $346,872,272          $212,277,107             $17,936,839
  --------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $238,820,170        $277,856,923          $177,160,274             $15,826,931
  --------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

  INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 19,831,152      $ 11,651,657        $  2,174,594             $ 1,380,022
     Net realized gain (loss)             (2,323,039)           20,702            (403,028)                (80,532)
     Net change in unrealized
        appreciation (depreciation)        3,047,938        (4,682,143)            474,390                  72,331
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 20,556,051      $  6,990,216        $  2,245,956             $ 1,371,821
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 11,046,414      $  9,285,921        $  4,482,382             $ 1,421,464
     Withdrawals                         (98,232,465)      (48,772,440)        (10,705,416)             (4,823,779)
  ----------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(87,186,051)     $(39,486,519)       $ (6,223,034)            $(3,402,315)
  ----------------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(66,630,000)     $(32,496,303)       $ (3,977,078)            $(2,030,494)
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                  $402,118,111      $216,464,027        $ 41,731,697             $26,960,876
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      CALIFORNIA PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.57%        0.58%        0.56%        0.55%        0.57%
   Expenses after custodian
      fee reduction                   0.54%        0.57%        0.54%        0.53%        0.56%
   Net investment income              5.26%        5.65%        5.30%        5.33%        5.76%
Portfolio Turnover                      26%          13%          28%          16%          12%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $248,056     $238,820     $270,200     $312,009     $327,004
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        FLORIDA PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.56%        0.52%        0.51%        0.52%
   Expenses after custodian
      fee reduction                   0.48%        0.51%        0.48%        0.47%        0.48%
   Net investment income              5.68%        5.72%        5.26%        5.03%        5.53%
Portfolio Turnover                      11%          12%          40%          25%          54%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $272,972     $277,857     $346,843     $456,020     $514,201
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MASSACHUSETTS PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%        0.54%        0.52%        0.54%        0.53%
   Expenses after custodian
      fee reduction                   0.48%        0.52%        0.50%        0.52%        0.52%
   Net investment income              5.47%        5.79%        5.40%        5.36%        5.75%
Portfolio Turnover                       8%          15%          24%          28%          35%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $196,997     $177,160     $212,277     $250,726     $253,675
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   MISSISSIPPI PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.42%       0.47%       0.36%       0.37%       0.38%
   Expenses after custodian
      fee reduction                  0.37%       0.45%       0.34%       0.35%       0.37%
   Net investment income             5.33%       5.55%       5.30%       5.21%       5.59%
Portfolio Turnover                     11%          4%         16%         17%          6%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $17,031     $15,827     $17,937     $20,740     $22,127
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW YORK PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.53%        0.54%        0.53%        0.53%        0.57%
   Expenses after custodian
      fee reduction                   0.53%        0.54%        0.52%        0.51%        0.57%
   Net investment income              5.15%        5.56%        5.30%        5.28%        5.60%
Portfolio Turnover                      19%          27%          41%          55%          44%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $338,850     $335,488     $402,118     $486,064     $527,604
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         OHIO PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.53%        0.57%        0.55%        0.56%        0.56%
   Expenses after custodian
      fee reduction                   0.52%        0.57%        0.54%        0.54%        0.55%
   Net investment income              5.87%        6.00%        5.54%        5.50%        5.70%
Portfolio Turnover                      22%          28%          59%          17%          30%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $183,059     $183,968     $216,464     $255,030     $271,269
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   RHODE ISLAND PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.40%       0.43%       0.39%       0.39%       0.27%
   Net expenses after
      custodian fee reduction        0.35%       0.40%       0.35%       0.36%       0.23%
   Net investment income             5.33%       5.66%       5.24%       5.28%       5.54%
Portfolio Turnover                     14%         15%         18%         24%         39%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $45,366     $37,755     $41,732     $42,071     $40,218
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment
   Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.39%
   Expenses after custodian
      fee reduction                                                                  0.35%
   Net investment income                                                             5.42%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   WEST VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  ----------------------------------------------------------
                                    2001        2000        1999        1998         1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.39%       0.45%       0.40%        0.37%        0.38%
   Expenses after custodian
      fee reduction                  0.35%       0.43%       0.38%        0.34%        0.36%
   Net investment income             5.32%       5.48%       5.13%        5.34%        5.44%
Portfolio Turnover                     12%          7%         32%          16%          24%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $24,976     $24,930     $26,961     $ 31,920     $ 33,503
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. The Portfolios will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Effective October 1, 2001, the Portfolios will begin amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolios. The impact of this accounting change has not been determined, but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation based on securities held as of September 30, 2001.

 C Income Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    California                                $1,168,268            0.47%
    Florida                                    1,254,519            0.45%
    Massachusetts                                798,094            0.43%
    Mississippi                                   25,459            0.16%
    New York                                   1,505,815            0.44%
    Ohio                                         800,046            0.44%
    Rhode Island                                 101,514            0.24%
    West Virginia                                 46,818            0.19%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2001, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2001 were as follows:

    CALIFORNIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $62,946,072
    Sales                                      72,086,990

    FLORIDA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $30,951,626
    Sales                                      47,556,522
    MASSACHUSETTS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,088,061
    Sales                                      17,271,514
    MISSISSIPPI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,229,989
    Sales                                       1,727,174

    NEW YORK PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $64,490,263
    Sales                                      92,609,905
    OHIO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $39,651,047
    Sales                                      55,261,412
    RHODE ISLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,756,408
    Sales                                       5,746,532
    WEST VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,860,039
    Sales                                       3,933,894

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2001, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $214,304,721
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,446,414
    Gross unrealized depreciation               (3,671,867)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 28,774,547
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $252,856,405
    ------------------------------------------------------
    Gross unrealized appreciation             $ 21,083,307
    Gross unrealized depreciation               (1,926,147)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 19,157,160
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $178,178,956
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,023,124
    Gross unrealized depreciation               (1,920,652)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 12,102,472
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,463,581
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,112,055
    Gross unrealized depreciation                  (64,264)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,047,791
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $302,592,672
    ------------------------------------------------------
    Gross unrealized appreciation             $ 33,845,417
    Gross unrealized depreciation               (1,347,152)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 32,498,265
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $176,183,608
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,931,460
    Gross unrealized depreciation               (7,822,221)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,109,239
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 41,201,702
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,653,356
    Gross unrealized depreciation                 (187,086)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,466,270
    ------------------------------------------------------
    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 23,393,054
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,385,448
    Gross unrealized depreciation                  (35,961)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,349,487
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2001, the Florida Portfolio, New York Portfolio and West Virginia Portfolio had balances outstanding pursuant to this line of credit of $1,500,000, $2,400,000 and $200,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2001 is as follows:

    FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    California                      12/01       120 U.S. Treasury Bond    Short          $(63,776)
    ------------------------------------------------------------------------------------------------
    Florida                         12/01       140 U.S. Treasury Bond    Short           (74,225)
    ------------------------------------------------------------------------------------------------
                                                80 Municipal Bond
    Massachusetts                   12/01        Futures                  Short            52,020
                                    12/01       91 U.S. Treasury Bond     Short           (43,913)
                                                                                         --------
                                                                                            8,107
    ------------------------------------------------------------------------------------------------
    Mississippi                     12/01       8 U.S. Treasury Bond      Short          $ (4,223)
    ------------------------------------------------------------------------------------------------
    New York                        12/01       75 U.S. Treasury Bond     Short          $(19,785)
    ------------------------------------------------------------------------------------------------
    Ohio                            12/01       63 U.S. Treasury Bond     Short          $(16,620)
    ------------------------------------------------------------------------------------------------
                                                20 Municipal Bond
    Rhode Island                    12/01        Futures                  Short          $ 12,379
    ------------------------------------------------------------------------------------------------
                                                12 Municipal Bond
    West Virginia                   12/01        Futures                  Short          $  7,803

   At September 30, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

   At September 30, 2001, the Massachusetts Portfolio had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. and the New York and Rhode Island Portfolios had entered into an interest rate swap agreement with JP Morgan Securities, Inc. Under the swap agreement, the Massachusetts, New York and Rhode Island Portfolios make bi-annual payments at a rate equal to 4.6290%, 4.5922% and 4.5922% respectively, on the notional amount of $6,000,000, $6,000,000 and $1,000,000 respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, that terminates November 1, 2021, is recorded as a payable for open swap contracts of $77,778, $58,958 and $9,826 respectively, on September 30, 2001.

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
EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2001 and 2000 and the supplementary data for each of years in the five-year period ended September 30, 2001. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2001, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 2, 2001

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida, and
Mississippi Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

                                       86